Goodwill and Intangibles (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Other Intangible Assets

Goodwill and other intangible assets, which consist of core deposit intangibles, are summarized as follows:

	September 30, 2018	December 31, 2017
	(Dollars in thousands)
Goodwill	$4,485	$4,485
Core deposit intangible	7,179	7,179

Total	11,664	11,664
Less: Accumulated amortization	(4,220)	(3,693)

Total, net	$7,444	$7,971

Goodwill and other intangible assets, which consist of core deposit intangibles, are summarized as follows:

	December 31,
	2017	2016
	(Dollars in thousands)
Goodwill	$4,485	$4,485
Core deposit intangible	7,179	7,179

Total	11,664	11,664
Less: Accumulated amortization	(3,693)	(2,990)

Total, net	$7,971	$8,674

Schedule of Estimated Amortization Expense for Intangible Assets

The estimated amount of amortization expense for core deposit intangible assets to be recognized over the next five fiscal years is as follows:

Type of intangibles	Remainder of 2018	2019	2020	2021	2022	2023
	(Dollars in thousands)
Core deposit intangible	$176	$703	$703	$607	$371	$239

The estimated amount of amortization expense for core deposit intangible assets to be recognized over the next five fiscal years is as follows:

Type of intangibles	2018	2019	2020	2021	2022
	(Dollars in thousands)
Core deposit intangible	$703	$703	$703	$607	371